Equity Incentive Plan - Additional Information Dryships (Details) (Dryships, USD $)	6 Months Ended				0 Months Ended										1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jan. 25, 2010 Equity Incentive Plan 2008	Jan. 12, 2011 Compensation Committee approval on 12 January 2011	Dec. 31, 2018 Compensation Committee approval on 12 January 2011	Dec. 31, 2017 Compensation Committee approval on 12 January 2011	Dec. 31, 2016 Compensation Committee approval on 12 January 2011	Dec. 31, 2015 Compensation Committee approval on 12 January 2011	Dec. 31, 2014 Compensation Committee approval on 12 January 2011	Dec. 31, 2013 Compensation Committee approval on 12 January 2011	Jun. 30, 2013 Compensation Committee approval on 12 January 2011	Dec. 31, 2012 Compensation Committee approval on 12 January 2011	Dec. 31, 2011 Compensation Committee approval on 12 January 2011	Feb. 04, 2011 Grant Date 1	Jun. 30, 2013 Grant Date 1
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				21,834,055
Shares Granted					9,000,000										15,000
Vested number of shares on grant date					1,000,000
Vested in period						1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,000,000	1,000,000
Vested number of shares												3,000,000				10,000
Unrecognized compensation cost related to non-vested share arrangements granted	$ 16,377,000		$ 19,725,000
Weighted average period of recognition for unrecognised compensation cost	6 years 0 months 0 days
Allocated Share-based Compensation Expense	3,349,000	6,310,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 0	$ 300
Vesting period					8 years										3 years
Grant date fair value					$ 5.5										$ 5.01